Restricted cash	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
3. Restricted cash

Restricted cash consists of funds which are deposited by NXT as security with financial institutions, including for the issuance of credit cards. Also, bank letters of credit are periodically issued for the benefit of NXT's clients related to contractual performance requirements on certain SFD® survey contracts (see note 18 (ii)).